Investment Strategy	Apr. 29, 2026
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To pursue the Fund's investment objective, the Fund's portfolio managers invest in both equity and debt securities of companies. The Fund's portfolio managers believe that this combination of securities broadens the universe of opportunities for the Fund, offers additional diversification and helps to lower volatility. The portfolio managers invest primarily in equity securities and the balance of the Fund's portfolio in debt securities, cash, and cash equivalents. The Fund has no limit on the amount of assets it may invest in non-U.S. securities. The decision to invest in a non-U.S. security will be based on the portfolio managers' fundamental security analysis. In addition, the Fund may sell securities short, and the portfolio managers may employ a short selling strategy for a portion of the Fund.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. The Fund may invest in a variety of equity securities, including common stocks, preferred stocks, convertible securities, rights, and warrants.

The portfolio managers look for large and small companies that they believe to have excellent future prospects that are undervalued by the securities markets. The portfolio managers believe that these opportunities often arise when companies are out-of-favor or undiscovered by most of Wall Street. The portfolio managers also search for companies that offer earnings growth, opportunity for price/earnings multiple expansion and the best combination of such quality criteria as strong market share, good management, high barriers to entry and high return on capital.

Using fundamental security analysis, the portfolio managers may look for investments that trade at a substantial discount to the portfolio managers' determination of the company's value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value). The portfolio managers attempt to determine a company's absolute value using fundamental security analysis, which they believe generally provides them with a thorough view of a company's financial and business characteristics. As a part of their process, the portfolio managers may:

•  Review stock prices or industry group under-performance, insider purchases, management changes and corporate spin-offs.

•  Communicate directly with company management, suppliers, and customers.

•  Use their judgment to define the company's future potential, financial strength, and competitive position.

The portfolio managers generally seek to sell an equity investment when they believe that the company's value has been fully reflected in a higher valuation by the market or when a negative fundamental development occurs in the company or its industry that the portfolio managers believe could significantly impact future earnings growth.

A debt security is an interest-bearing security that companies or governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the debt security is due and payable). The Fund may invest in debt securities issued by companies, the U.S. government, and its agencies; mortgage-backed and asset-backed securities (i.e. securities that are backed by pools of loans or mortgages assembled for sale to investors); municipal notes and bonds; and commercial paper and certificates of deposit.

The portfolio managers invest in debt securities seeking to provide the Fund with a reliable and recurring stream of income, while seeking to preserve its capital. The Fund may also invest in debt securities rated below investment grade ("high yield bonds" or "junk bonds"). The Fund has the ability to invest up to 65% of its total assets in debt securities, although it will generally invest a greater percentage of its portfolio in equity securities than debt securities.

The portfolio managers select debt securities by using an approach that is similar to the approach they use to select equity securities and by trying to forecast current interest rate trends. The portfolio managers generally employ a defensive interest rate strategy, which means they seek to keep the average maturity of the debt-securities portion of the Fund to 10 years or less, by investing at different points along the yield curve. The portfolio managers also continually consider yield spreads and other underlying factors such as credit quality, investor perception and liquidity to determine which sectors offer the best investment value at any given time.

The portfolio managers may engage in a strategy known as selling short. Selling a security short is when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. The Fund typically sells securities short to take advantage of an anticipated decline in prices or to protect a profit in a security it already owns.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To pursue the Fund's investment objective, the Fund's portfolio managers invest in both equity and debt securities of companies. The Fund's portfolio managers believe that this combination of securities broadens the universe of opportunities for the Fund, offers additional diversification and helps to lower volatility. The portfolio managers invest primarily in equity securities and the balance of the Fund's portfolio in debt securities, cash, and cash equivalents. The Fund has no limit on the amount of assets it may invest in non-U.S. securities. The decision to invest in a non-U.S. security will be based on the portfolio managers' fundamental security analysis. In addition, the Fund may sell securities short, and the portfolio managers may employ a short selling strategy for a portion of the Fund.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. The Fund may invest in a variety of equity securities, including common stocks, preferred stocks, convertible securities, rights, and warrants.

The portfolio managers look for large and small companies that they believe to have excellent future prospects that are undervalued by the securities markets. The portfolio managers believe that these opportunities often arise when companies are out-of-favor or undiscovered by most of Wall Street. The portfolio managers also search for companies that offer earnings growth, opportunity for price/earnings multiple expansion and the best combination of such quality criteria as strong market share, good management, high barriers to entry and high return on capital.

Using fundamental security analysis, the portfolio managers may look for investments that trade at a substantial discount to the portfolio managers' determination of the company's value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value). The portfolio managers attempt to determine a company's absolute value using fundamental security analysis, which they believe generally provides them with a thorough view of a company's financial and business characteristics. As a part of their process, the portfolio managers may:

•  Review stock prices or industry group under-performance, insider purchases, management changes and corporate spin-offs.

•  Communicate directly with company management, suppliers, and customers.

•  Use their judgment to define the company's future potential, financial strength, and competitive position.

The portfolio managers generally seek to sell an equity investment when they believe that the company's value has been fully reflected in a higher valuation by the market or when a negative fundamental development occurs in the company or its industry that the portfolio managers believe could significantly impact future earnings growth.

A debt security is an interest-bearing security that companies or governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the debt security is due and payable). The Fund may invest in debt securities issued by companies, the U.S. government, and its agencies; mortgage-backed and asset-backed securities (i.e. securities that are backed by pools of loans or mortgages assembled for sale to investors); municipal notes and bonds; and commercial paper and certificates of deposit.

The portfolio managers invest in debt securities seeking to provide the Fund with a reliable and recurring stream of income, while seeking to preserve its capital. The Fund may also invest in debt securities rated below investment grade ("high yield bonds" or "junk bonds"). The Fund has the ability to invest up to 65% of its total assets in debt securities, although it will generally invest a greater percentage of its portfolio in equity securities than debt securities.

The portfolio managers select debt securities by using an approach that is similar to the approach they use to select equity securities and by trying to forecast current interest rate trends. The portfolio managers generally employ a defensive interest rate strategy, which means they seek to keep the average maturity of the debt-securities portion of the Fund to 10 years or less, by investing at different points along the yield curve. The portfolio managers also continually consider yield spreads and other underlying factors such as credit quality, investor perception and liquidity to determine which sectors offer the best investment value at any given time.

The portfolio managers may engage in a strategy known as selling short. Selling a security short is when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. The Fund typically sells securities short to take advantage of an anticipated decline in prices or to protect a profit in a security it already owns.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund's portfolio manager invests at least 80% of the value of its assets in a diversified portfolio of debt instruments. The debt instruments (bonds, debentures, notes, loans, convertible debt and other debt-related or fixed income instruments) will generally comprise the core of the Fund's portfolio, including, but not limited to the, following:

•  Debt instruments issued by corporations, municipalities, governments, and their agencies and instrumentalities, including high yield bonds (sometimes called "junk" bonds), mortgage-backed pools, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development; and/or

•  Structured debt instruments, including commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), asset-backed securities (ABS),

collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), whole loans, structured notes, and similar such issues; and

•  Privately placed debt instruments, including securities initially offered and sold without registration pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities").

The Fund's 80% investment policy is a non-fundamental investment policy that may be changed by the Fund's Board without shareholder approval upon at least 60 days' notice to shareholders.

The portfolio manager may also invest opportunistically using other non-principal investments and/or strategies, including, but not limited to:

•  Cash and cash equivalents;

•  Preferred shares, including convertible preferred securities;

•  Equity residuals of structured debt transactions;

•  Common shares, rights, and warrants: (i) attached to securities purchased or held; or (ii) in connection with conversion, corporate restructuring and/or recapitalization;

•  Derivatives including forwards, options, futures, swaps, and others;

•  Exchange Traded Funds ("ETF" or "ETFs"), generally to replicate exposure that cannot otherwise or might be less efficiently obtained through other investments or strategies;

•  Selling short investments including, selling short or creating short exposure through the use of derivatives and/or ETFs (including long ETFs that replicate short exposure), in each case for hedging purposes, or selling short investments that the portfolio expects to receive in a recapitalization, reorganization, or other exchange for securities the portfolio contemporaneously owns or has the right to obtain, and uncovered or naked short selling;

•  Currency, for both hedging and investment purposes;

•  Business Development Companies ("BDCs"); and

•  Real Estate Investment Trusts ("REITs").

The portfolio manager may also invest in cash equivalents, which may include publicly traded debt securities issued by the U.S. Government or agencies of the U.S. government, certificates of deposit, commercial paper, repurchase agreements, bankers' acceptance, and other similar short-term investments. Cash equivalents shall generally have maturities of 13 months or less.

The Fund will follow the general investment limitations below:

The Fund may invest up to 75% of its total assets in securities rated less than "A" (or its equivalent) by a nationally recognized statistical rating organization ("NRSRO"). If the security is rated by more than one NRSRO, the lowest rating shall be utilized. "A" or equivalent includes the plus (+) or minus (-) within the rating category.

The Fund may invest up to 25% of its total assets in: (i) non-U.S. dollar denominated securities of U.S. and non-U.S. issuers; and (ii) U.S. dollar denominated securities of non-U.S. issuers. An issuer is generally classified as non-U.S. if it is domiciled outside of the U.S. and derives a significant amount of its assets, revenues, or operating profits from non-U.S. countries. Conversely, an issuer domiciled outside of the U.S. is generally classified a U.S. issuer if a significant amount of its assets, revenues, or operating profits is U.S.-based. Determination of whether an issuer is a non-U.S. issuer is made by the portfolio manager in their discretion.

The Fund may invest up to 10% of its total assets in preferred shares, including convertible preferred shares.

The Fund may invest up to 5% of its total assets in derivatives, ETFs and currencies not used for hedging purposes and uncovered (naked) short positions. For the avoidance of doubt, options, futures, swaps, other derivatives, ETFs, and securities sold short are excluded from the 5% limit to the extent such investments are used for hedging purposes to seek to minimize the impact of losses to one or more investments.

The portfolio manager expects to manage the portfolio such that the average duration remains positive and they will not borrow to enhance returns.